Note 16 - Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
(16)	Related Party Balances and Transactions

The principal related party balances and transactions as of and for the years ended December 31, 2012 and 2013 are as follows:

a)	Amounts due from related parties:

	As of December 31,
	2012	2013
	RMB	RMB
Amount due from an affiliate and its subsidiaries, net (i)	100,684	144,371
Amounts due from noncontrolling shareholders (ii)	51,101	—
Total	151,785	144,371

b)	Amounts due to related parties:

	As of December 31,
	2012	2013
	RMB	RMB
Amounts due to noncontrolling shareholders (iii)	3,030	—

(i)
The Group agreed to grant a revolving loan with a maximum amount of US$50,000 (equivalent to RMB317,990 as per the agreement) to Sincere Fame and its subsidiaries pursuant to a facility letter entered in October 2011 (the "Facility"). The Facility is valid for two years and is renewed upon mutual agreement for another two years in October 2013. On January 1, 2012, the Group and Sincere Fame further entered into a supplemental loan agreement, which established the legal rights to offset the interests and amounts receivable or payable between the Group and Sincere Fame, and all the subsidiaries of the Group and Sincere Fame. As of December 31, 2012 and 2013, the amount due from Sincere Fame and its subsidiaries represented RMB91,277 and RMB126,621 (US$20,916) principal receivable, RMB9,407and RMB16,250 (US$2,684) interest receivable and nil and RMB1,500(US$248) account receivables. These amounts are unsecured, bear interest at 7.3% and are repayable on demand.

(ii)
As of December 31, 2012, the amounts due from noncontrolling shareholders represented RMB44,436 of principal receivable and RMB2,165 interest receivable from Guangdong Jintaiping Asset Management Service Company (“Jintaiping”), and RMB4,500 of acquisition consideration refund receivable from the selling shareholder of a subsidiary acquired in 2010, which failed to meet its performance target pursuant to the acquisition agreement. The Group formerly owned an equity interest of 19.5% in Jintaiping, which is also the non-controlling interest shareholder of one of the Group's subsidiaries. The Group granted a revolving loan with a maximum amount of RMB50,000 to Jintaiping, pursuant to a facility letter entered in June 2012. The revolving loan is valid for one year and bears annual interest rate at 8%. On December 2, 2013, the Group disposed its entire equity interest in Jintaiping. As a result, Jintaiping is no longer a related party to the Group and corresponding receivable was reclassified to other receivables as of December 31, 2013 (refer to note 5).

(iii)	The amount was unsecured, interest-free and repayable on demand. As of December 31, 2012, the amount represented consideration payable for the acquisition of equity investment of Jintaiping.

c)	A subsidiary of the Company provided information technology service to an affiliate and charged RMB5,000, RMB5,660 and RMB1,415 for the years ended December 31, 2011, 2012, and 2013, respectively.

The Group charged affiliates interest income of RMB1,276, RMB10,298 and RMB6,843 for loans receivable for the years ended December 31, 2011, 2012, and 2013, respectively.

d)
A subsidiary of the Group held a 30% equity interest in Beijing Fanhua Micro-credit Company Limited (“Micro-credit”), on behalf of Shenzhen Fanhua United Investment Group, which is a subsidiary of Sincere Fame.

e)
The Group had acquired non-controlling interests of a number of its subsidiaries from shareholders who are also employees of the Group in 2011 and 2012. The excess of the fair values of these non-controlling interests acquired from these equity shareholders over the transaction prices as of the respective transaction dates were considered to be compensation expenses, which amounted to RMB6,000 and RMB7,900, and had been charged to the consolidated statement of income (loss) and comprehensive income (loss) for the years ended December 31, 2011 and 2012, respectively. The valuation of the equity of a private company is highly judgmental, so changes in the significant assumptions related to these valuations could materially affect the fair values of these entities and the related compensation expenses. There was no such transaction for the year ended December 31, 2013.

f)
Puyi Asset Management Co., Ltd (“Puyi Asset”), previously one of its subsidiaries, distributed certain wealth management products supplied by one of our affiliates. Commission revenues generated from such affiliate were nil, RMB7,522 and RMB13,112 for the years ended December 31, 2011, 2012 and 2013. However, Puyi Asset was disposal of in December, 2013 and no longer a subsidiary of the Group as of December 31, 2013.